Fair Value Measurements - Summary of change in fair value of preferred stock warrant liability (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Fair value, Beginning Balance		$ 433	$ 442	$ 442	$ 422
Change in fair value	$ (367)			(9)	20
Fair value, Ending Balance				433	442
Series C Preferred Stock Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Fair value, Beginning Balance		433	442	442
Issuance of new warrants		271
Change in fair value		153	68
Warrant exercises		(857)
Fair value, Ending Balance	$ 0	$ 0	$ 510	$ 433	$ 442